Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Summary of related party transactions
The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Accounts and notes receivable, net	$—	$365
Other receivables	4,156	3,377
Miscellaneous	3,979	3,448
Accounts payable	(19,893)	(10,873)
The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2022, 2021 and 2020:

	Fiscal years ended December 31,
	2022	2021	2020
Food and paper (i)	$(256,704)	$(187,959)	$(124,416)
Occupancy and other operating expenses	(7,193)	(5,108)	(3,667)

(i)Includes $53,191 of distribution fees and $203,513 of suppliers purchases managed through the Axionlog Business for the fiscal year ended December 31, 2022; $40,227 and $147,732, respectively, for the fiscal year ended December 31, 2021; and $24,302 and $100,114, respectively, for the fiscal year ended December 31, 2020.

The following table summarizes the outstanding balances between the Company and its equity method investments as of December 31, 2022 and 2021:

	2022		2021
	Lacoop II, S.C	Saile (i)	Lacoop II, S.C	Saile (i)
Other receivables	$2,423	$319	$1,190	$731
Accounts payable	(5,376)	—	(810)	—

(i) Operadora de Franquicias Saile S.A.P.I. de C.V.